UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      QDRF Master Ltd

   Address:   375 Park Avenue, 14th Floor
              New York, NY  10152

   Form 13F File Number:   28-12185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Michael Weinstock
   Title:   Managing Member
   Phone:   212-418-1700

Signature, Place and Date of Signing:



   /s/ Michael Weinstock            New York, NY            August 13, 2007

Report Type (Check only one):

   [ ] 13F HOLDINGS REPORT
   [X] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

   13F File No.      Name

   28-12184          Quadrangle Debt Recovery Advisors LP